Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Acquisitions
– Acquisitions

2012 Acquisitions
In July 2012, we acquired Wireless Data Services, Ltd. ("WDS"), a provider of technical support, knowledge management and related consulting to the world's largest wireless telecommunication brands for approximately $95 (£60 million) in cash. Based in the U.K., WDS's expertise in the telecommunications industry strengthens our broad portfolio of customer care solutions.
In February 2012, we acquired R.K. Dixon, a leading provider of IT services, copiers, printers and managed print services for approximately $58 in cash. The acquisition furthers our coverage of central Illinois and eastern Iowa, building on our strategy to create a nationwide network of locally-based companies focused on customers' needs to improve performance through efficiencies.
Our Document Technology segment also acquired three additional businesses in 2012 for a total of $62 in cash as part of our strategy of increasing our U.S. distribution network primarily for small and mid-size businesses. Our Services segment acquired four additional businesses in 2012 for a total of $61 in cash, primarily related to customer care and software to support our BPO service offerings.
2012 Summary
All of our 2012 acquisitions reflected 100% ownership of the acquired companies. The operating results of the acquisitions described above are not material to our financial statements and are included within our results from the respective acquisition dates. WDS is included within our Services segment while the acquisition of R.K. Dixon is included within our Document Technology segment. Our 2012 acquisitions contributed aggregate revenues of approximately $162 to our 2012 total revenues from their respective acquisition dates. The purchase prices for all acquisitions were primarily allocated to intangible assets and goodwill based on third-party valuations and management's estimates. The primary elements that generated the goodwill are the value of synergies and the acquired assembled workforce. Approximately 50% of the goodwill recorded in 2012 is expected to be deductible for tax purposes. Refer to Note 9 - Goodwill and Intangible Assets, Net for additional information.

The following table summarizes the purchase price allocations for our 2012 acquisitions as of the acquisition dates:

	Weighted-Average Life (Years)	Total 2012 Acquisitions
Accounts/finance receivables		$51
Intangible assets:
Customer relationships	8	40
Trademarks	19	22
Non-compete agreements	4	5
Software	5	10
Goodwill		184
Other assets		29
Total Assets Acquired		341
Liabilities assumed		(65)
Total Purchase Price		$276

2011 and 2010 Acquisitions
In December 2011, we acquired the Merizon Group Inc. which operates MBM formerly known as Modern Business Machines, a Wisconsin-based office products distributor for approximately $42 net of cash acquired. The acquisition furthers our strategy of creating a nationwide network of locally-based companies focused on improving document workflow and office efficiency.

In November 2011, we acquired The Breakaway Group ("Breakaway"), a cloud-based service provider that helps healthcare professionals accelerate their adoption of an electronic medical records ("EMR") system, for approximately $18 net of cash acquired. We are also obligated to pay the sellers up to an additional $25 if certain future performance targets are achieved, of which $18 was recorded as of the acquisition date representing the estimated fair value of this obligation for a total acquisition fair value of $36. The Denver-based firm's technology allows caregivers to practice using an EMR system without jeopardizing actual patient data. This acquisition adds to our offering of services that help healthcare professionals use the EMR system for clinical benefit.

In September 2011, we acquired the net assets related to the U.S. operations of Symcor Inc. ("Symcor"). In connection with the acquisition, we assumed and took over the operational responsibility for the customer contracts related to this operation. We agreed to pay $17 for the acquired net assets and the seller agreed to pay us $52, which represented the fair value of the liabilities assumed for a net cash receipt of $35.The assumed liabilities primarily include customer contract liabilities representing the estimated fair value of the obligations associated with the assumed customer contracts. We are recognizing these liabilities over a weighted-average period of approximately two years consistent with the cash outflows from the contracts. Symcor specializes in outsourcing services for U.S. financial institutions and its offerings range from cash management services to statement and check processing.

In July 2011, we acquired Education Sales and Marketing, LLC ("ESM"), a leading provider of outsourced enrollment management and student loan default solutions, for approximately $43 net of cash acquired. The acquisition of ESM enables us to offer a broader range of services to assist post-secondary schools in attracting and retaining the most qualified students while reducing accreditation risk.

In April 2011, we acquired Unamic/HCN B.V., the largest privately-owned customer care provider in the Benelux region in Western Europe, for approximately $55 net of cash acquired. Unamic/HCN’s focus on the Dutch-speaking market expands our customer care capabilities in the Netherlands, Belgium, Turkey and Suriname.

In February 2011, we acquired Concept Group, Ltd. for $41 net of cash acquired. This acquisition expands our reach into the small and mid-size business market in the U.K. Concept Group has nine locations throughout the U.K. and provides document imaging solutions and technical services to more than 3,000 customers.

In October 2010, we acquired TMS Health, LLC ("TMS"), a U.S. based teleservices company that provides customer care services to the pharmaceutical, biotech and healthcare industries, for approximately $48 in cash. TMS enables us to improve communications among pharmaceutical companies, physicians, consumers and pharmacists. By providing customer education, product sales and marketing and clinical trial solutions, we augment the IT and BPO services we deliver to the healthcare and pharmaceutical industries.

In July 2010, we acquired ExcellerateHRO, LLP ("EHRO"), a global benefits administration and relocation services provider for $125 net of cash acquired. EHRO established us as one of the world's largest pension plan administrators and as a leading provider of outsourced health and welfare and relocation services.

Our Document Technology segment also acquired seven additional business in 2011 and two additional business in 2010 for $21 and $50, respectively, in cash as part of our strategy of increasing our distribution network for small and mid-size businesses. Our Services segment acquired three additional businesses in 2011 and one additional business in 2010 for $25 and $12, respectively, in cash primarily related to software to support our BPO service offerings.

Summary - 2011 and 2010 Acquisitions
All of our 2011 and 2010 acquisitions reflected 100% ownership of the acquired companies. The operating results of the 2011 and 2010 acquisitions described above were not material to our financial statements and were included within our results from the respective acquisition dates. Breakaway, Symcor, ESM, Unamic/HCN, TMS and EHRO were included within our Services segment while the acquisitions of MBM and Concept Group were primarily included within our Document Technology segment. The purchase price for all acquisitions, except Symcor, were primarily allocated to intangible assets and goodwill based on third-party valuations and management's estimates. Refer to Note 9 - Goodwill and Intangible Assets, Net for additional information. Our 2011 acquisitions contributed aggregate revenues from their respective acquisition dates of approximately $397 and $177 to our 2012 and 2011 total revenues, respectively. Excluding ACS, our 2010 acquisitions contributed aggregate revenues from their respective acquisition dates of approximately $323, $318 and $140 to our 2012, 2011 and 2010 total revenues, respectively.

Contingent Consideration
In connection with certain acquisitions, we are obligated to make contingent payments if specified contractual performance targets are achieved. Contingent consideration obligations are recorded at their respective fair value. As of December 31, 2012, the maximum aggregate amount of outstanding contingent obligations to former owners of acquired entities was approximately $55, of which $32 was accrued representing the estimated fair value of this obligation.

Affiliated Computer Services, Inc. ("ACS")
In February 2010, we acquired ACS in a cash-and-stock transaction valued at approximately $6.5 billion. Each outstanding share of ACS common stock was converted into a combination of 4.935 shares of Xerox common stock and $18.60 in cash. We also issued convertible preferred stock with a fair value of $349 and stock options valued at $222. Refer to Note 18 - Preferred Stock and Note 19 - Shareholders' Equity for additional information regarding the issuance of preferred stock and stock options, respectively. In addition, we repaid $1.7 billion of ACS’s debt and assumed an additional $0.6 billion of debt. The total aggregate purchase price was $8.8 billion.

The transaction was accounted for using the acquisition method of accounting which requires, among other things, that most assets acquired and liabilities assumed are recognized at their fair values as of the acquisition date. The acquisition of ACS resulted in recognized Goodwill of $5.1 billion and Intangible assets of $3.0 billion. The operating results of ACS are included in our Services segment from February 6, 2010. Had we acquired ACS on January 1, 2010, full year 2010 revenues, net income and diluted EPS would have been $22,252, $592 and $0.41, respectively.